7. Accrued Liabilities - Current (Details) - USD ($)		Mar. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued Salaries and Wages	[1]		$ 168,549		$ 132,827
Disputed trade payables		$ 925,000	925,000	[2]	925,000	[2]
Services Advance - Current Portion	[3]		0		1,489,583
Other accrued expenses		$ 2,405,987	1,717,970	[4]	249,482	[4]
Total accrued liabilities			$ 2,811,519		$ 2,796,892

[1]	Accrued Salaries and Wages represent accrued vacation payable to employees.
[2]	As part of the Merger in 2013, the Company assumed certain liabilities from a previous member of A Squared which has claimed certain liabilities totaling $925,000. The Company disputes the basis for this liability. As of December 31, 2017, the Company believes that the statute of limitations applicable to the assertion of any legal claim relating to the collection of these liabilities has expired and therefore believes this liability is uncollectible.
[3]	During the first quarter of 2014, the Company entered into an exclusive three-year agreement with DADC to provide all CD, DVD and Blu-ray replication, packaging and distribution to the Company's direct customers. Under the terms of the long-term, exclusive supply chain services agreement, the Company will order a minimum level of disk replication, packaging and distribution services for its content across all physical media, including DVD, CD, and Blu-ray from DADC. As consideration for these minimum order levels, the Company received a total of $1,500,000, $750,000 during the first quarter of 2014 and $750,000 during the first quarter of 2015. At the end of the term, the Company is obligated to repay a pro-rata portion of the advance if it has not ordered a minimum number of DVD/CD units during the term.
[4]	Other Accrued Expenses include estimates of expenses incurred but not yet recorded. The increase in Other Accrued Expenses from the year ended December 31, 2016 to December 31, 2017 relates to estimates of final dubbing costs and participation expense related to our Llama Llama property.